Borrowings (Details) - Summary of movements in the group's outstanding borrowings $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Summary Of Movements In The Groups Outstanding Borrowings Abstract
Borrowings	$ 764,570
Extinguishment of borrowings	(81,554)
Repayments of borrowings	(2,954)
Proceeds from new borrowings	96,450
Accrued interest	25,203
Recognition of new borrowing discount	(1,381)
Accretion/derecognition of borrowing discount	5,434
Amortisation of deferred debt issue cost	401
Foreign currency exchange difference	2,469
Borrowings	$ 808,638